Transferred financial assets that are not derecognized in their entirety (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Explanatory
Transferred financial assets subject to continued recognition in full

USD million 31.12.21 31.12.20
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties
43,397 17,687 47,098 18,874
relating to securities lending and repurchase agreements in

exchange for cash received
17,970 17,687 19,177 18,874
relating to securities lending agreements in exchange for securities received
24,146 27,595
relating to other financial asset transfers 1,281 326
Financial assets at fair value not held for trading that may be sold or repledged by
counterparties 961 898 2,140 1,378
Debt securities classified as Other financial assets measured at amortized cost that may be
sold or repledged by counterparties 1,870 1,725 2,506 1,963
Financial assets measured at fair value through other comprehensive income that may be sold
or repledged by counterparties 0 0 149 148
Total financial assets transferred 46,227 20,311 51,893 22,363

UBS AG
Entity [Table]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Explanatory
Transferred financial assets subject to continued recognition in full

USD million 31.12.21 31.12.20
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties
43,397 17,687 47,098 18,874
relating to securities lending and repurchase agreements in

exchange for cash received
17,970 17,687 19,177 18,874
relating to securities lending agreements in exchange for securities received
24,146 27,595
relating to other financial asset transfers 1,281 326
Financial assets at fair value not held for trading that may be sold or repledged by
counterparties 961 898 2,140 1,378
Debt securities classified as Other financial assets measured at amortized cost that may be
sold or repledged by counterparties 1,870 1,725 2,506 1,963
Financial assets measured at fair value through other comprehensive income that may be sold
or repledged by counterparties 0 0 149 148
Total financial assets transferred 46,227 20,311 51,893 22,363